Financial Statements Schedule 1 - Condensed Statements of Profit or Loss and Other Comprehensive Loss (Detail) ¥ in Thousands, $ in Thousands	1 Months Ended			12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Condensed Statement of Income Captions [Line Items]
Other income				¥ 118	$ 17	¥ 993
Net exchange (loss) gain				1,250	182	(3,521)	¥ 2,546
Administrative expenses				(144,454)	(21,010)	(130,203)	(139,377)
(Loss) profit and total comprehensive (loss) income for the year				(7,982)	$ (1,161)	9,052	(25,924)
Parent [member]
Condensed Statement of Income Captions [Line Items]
Other income				118		4,295
Net exchange (loss) gain				(1,833)		2,313	(3,196)
Administrative expenses				(8,677)		(10,228)	(4,768)
(Loss) profit and total comprehensive (loss) income for the year	¥ (10,392)	¥ (3,620)	¥ (7,964)	¥ (10,392)		¥ (3,620)	¥ (7,964)